Correction of errors - Segments (Details) - EUR (€) € in Thousands	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017
Correction of errors
Revenues	€ 7,121				€ 7,387	[1]					€ 17,435	€ 17,070	[1]
Gross profit	(3,803)				(1,026)	[1]					(8,457)	(6,252)	[1]
Systems
Correction of errors
Revenues	3,744	€ 1,883	€ 1,375	€ 3,146	4,153		€ 2,542	€ 1,693	€ 3,258	€ 4,235	7,002	8,388		€ 11,534
Gross profit	€ 1,197	€ 474	€ 381	€ 1,329	€ 1,617		€ 947	€ 365	€ 854	€ 1,312	€ 2,051	€ 2,929		€ 4,258
Gross profit in %	32.00%	25.20%	27.70%	42.20%	38.90%		37.30%	21.60%	26.20%	31.00%	29.30%	34.90%		36.90%
Services
Correction of errors
Revenues	€ 3,377	€ 3,379	€ 3,677	€ 2,962	€ 3,234		€ 2,611	€ 2,837	€ 7,056	€ 5,448	€ 10,433	€ 8,682		€ 11,644
Gross profit	€ 1,114	€ 1,378	€ 1,752	€ 1,275	€ 1,534		€ 1,107	€ 1,151	€ 3,129	€ 2,258	€ 4,243	€ 3,792		€ 5,067
Gross profit in %	33.00%	40.80%	47.60%	43.00%	47.40%		42.40%	40.60%	44.30%	41.40%	40.70%	43.70%		43.50%
As previously reported | Systems
Correction of errors
Revenues		€ 1,883	€ 1,375	€ 3,146	€ 4,153		€ 2,542	€ 1,693	€ 3,258	€ 4,235		€ 8,388		€ 11,534
Gross profit		€ 561	€ 429	€ 1,059	€ 1,584		€ 925	€ 353	€ 990	€ 1,278		€ 2,862		€ 3,921
Gross profit in %		29.80%	31.20%	33.70%	38.10%		36.40%	20.90%	30.40%	30.20%		34.10%		34.00%
As previously reported | Services
Correction of errors
Revenues		€ 3,379	€ 3,677	€ 2,962	€ 3,234		€ 2,611	€ 2,837	€ 7,056	€ 5,448		€ 8,682		€ 11,644
Gross profit		€ 1,492	€ 1,838	€ 1,387	€ 1,633		€ 1,185	€ 1,228	€ 3,330	€ 2,413		€ 4,046		€ 5,433
Gross profit in %		44.20%	50.00%	46.80%	50.50%		45.40%	43.30%	47.20%	44.30%		46.60%		46.70%
Adjustments | Systems
Correction of errors
Gross profit		€ (87)	€ (48)	€ 270	€ 33		€ 22	€ 12	€ (136)	€ 34		€ 67		€ 337
Adjustments | Services
Correction of errors
Gross profit		€ (114)	€ (86)	€ (112)	€ (99)		€ (78)	€ (77)	€ (201)	€ (155)		€ (254)		€ (366)

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.